UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fnd, Inc.
(exact name of registrant as specified in charter)

110 16th Street, Suite 1400
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period:April 30, 2004


Robert Brody
110 16th Street, Suite 1400
Denver, CO 80202
(Name and Address of Agent for Service)

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ITEM 1 - Schedule of Investments

American Growth Fund
April 30, 2004
(unaudited)

                                             			Market
Common Stocks 95.50%				Shares          Value


Semiconductor - 21.77%
	Intel Corp.				120,000 	3,087,600
	Motorola Inc				105,000 	1,916,250
	Texas Instruments Inc.			46,000 		1,154,600
	Integrated Device Tech*			60,000 		  807,000
						-------------------------
								6,965,450

Computer & Peripherals - 21.08%
	Hewlett					217,977 	4,294,147
	Cisco*					80,000 		1,669,600
	EMC corp.*				70,000 		  781,200
						-------------------------
						                6,744,947

Biotechnology - 13.37%
	Amgen Inc.*				76,000		4,276,520
						-------------------------
								4,276,520

Drug - 9.54%
	Biogen Idec  Inc.*			51,750		3,053,250
						-------------------------
								3,053,250

Semiconductor Cap. Equip. - 7.43%
	Novellus Systems Inc.*			40,000 		1,158,400
	Applied Materials Inc.*			40,000 		  729,200
	Teradyne Inc.*				24,000 		  489,120
						-------------------------
								2,376,720

Computer Software & Svcs - 3.78%
	Fair, Isaac Corp.			22,500 		  758,700
	ORCL  Oracle Corp.*			40,000 		  448,800
						-------------------------
								1,207,500

Entertainment - 3.16%
	TIME WARNER, INC.*			60,000		1,009,200
						-------------------------
								1,009,200

Bank - 2.94%
	JP Morgan chase & Co.			25,000		  940,000
						-------------------------
								  940,000

Insurance Industry - 2.56%
	AXA ADS.				39,824		  819,976
						-------------------------
								  819,976

Electronics - 2.53%
	Symbol Technologies Inc.		67,500 		  810,000
						-------------------------
								  810,000

Precision Instrument Industry - 2.37%
	Agilent Technologies Inc.*		28,032		  757,144
						-------------------------
								  757,144

Medical Supplies - 2.29%
	Cardinal Health Inc.			10,000		  732,500
						-------------------------
								  732,500

Internet - 1.51%
	Verisign Inc.*				30,000		  483,900
						-------------------------
								  483,900

Wireless Networking Industry - 1.17%
	Network Appliance*			20,000		  372,400
						-------------------------
								  372,400


Total Value Common Stocks (cost $56,894,440)	 95.50%	       30,549,507
Cash and Receivable, Less Liabilities		  4.50%		1,440,855
						-------------------------
Net Assets 					100.00%	       31,990,362
                                                =========================

* Non-income producing security during the last 12 months

Gross Unrealized appreciation on Investment securities		2,271,283
Gross Unrealized depreciation on Investment securities	      (28,616,216)
Net Unrealized depreciation on Investment securities	      (26,344,933)
Cost of invesment securities for federal income
tax purposes						       56,894,440

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ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrans disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

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ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

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SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	President
	September 25, 2006

	By /s/ Timothy E. Taggart
	Treasurer and CCO
	September 25, 2006